Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Income Tax Expense Abstract
Current tax expense	$ 36,221	$ 83,673
Deferred tax expense	289,720	163,677
Total income tax expense	$ 325,941	$ 247,350